Average Annual Total Returns - FidelityAdvisorFreedomFunds-AMCIZComboPRO - FidelityAdvisorFreedomFunds-AMCIZComboPRO - Fidelity Advisor Freedom 2050 Fund	Sep. 08, 2023
Fidelity Advisor Freedom 2050 Fund - Class C | Return Before Taxes
Average Annual Return:
Past 1 year	(19.86%)
Past 5 years	4.20%
Past 10 years	7.13%
Fidelity Advisor Freedom 2050 Fund - Class M | Return Before Taxes
Average Annual Return:
Past 1 year	(21.56%)
Past 5 years	4.00%
Past 10 years	7.13%
Fidelity Advisor Freedom 2050 Fund - Class I | Return Before Taxes
Average Annual Return:
Past 1 year	(18.35%)
Past 5 years	5.25%
Past 10 years	8.04%
Fidelity Advisor Freedom 2050 Fund - Class A | Return Before Taxes
Average Annual Return:
Past 1 year	(23.24%)
Past 5 years	3.76%
Past 10 years	7.14%
Fidelity Advisor Freedom 2050 Fund - Class A | After Taxes on Distributions
Average Annual Return:
Past 1 year	(24.97%)
Past 5 years	1.61%
Past 10 years	5.26%
Fidelity Advisor Freedom 2050 Fund - Class A | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	(12.48%)
Past 5 years	2.71%
Past 10 years	5.39%
Fidelity Advisor Freedom 2050 Fund - Class Z | Return Before Taxes
Average Annual Return:
Past 1 year	(18.20%)
Since Inception	5.26%	[1]
SP001
Average Annual Return:
Past 1 year	(18.11%)
Past 5 years	9.42%
Past 10 years	12.56%
F0391
Average Annual Return:
Past 1 year	(18.17%)
Past 5 years	5.41%
Past 10 years	8.68%

[1]	AFrom October 2, 2018.